Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
Advances given for property, plant and equipment	₺ 561,298	₺ 59,959
Prepaid expenses	141,201	133,914
Deposits and guarantees given	78,401	34,602
Receivables from the Public Administration	72,848	72,848
VAT receivable	29,025	1,902
Others	1,069	1,045
Other Non-current assets	₺ 883,842	₺ 304,270